Financing Receivables (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired client loan receivables
Recorded Investment	$ 160	$ 172
Related Allowance	143	123
Average Recorded Investment	156	232
Interest Income Recognized	0	3
Interest Income Recognized on Cash Basis	0	0
Major Markets
Impaired client loan receivables
Recorded Investment	88	110
Related Allowance	77	70
Average Recorded Investment	90	142
Interest Income Recognized	0	2
Interest Income Recognized on Cash Basis	0	0
Growth Markets
Impaired client loan receivables
Recorded Investment	72	62
Related Allowance	65	53
Average Recorded Investment	65	90
Interest Income Recognized	0	0
Interest Income Recognized on Cash Basis	$ 0	$ 0